22. COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments
Note 22 - COMMITMENTS

The Company has a cost sharing agreement to reimburse Oniva for a percentage of its overhead expenses, to reimburse 100% of its out-of-pocket expenses incurred on behalf of the Company, and to pay a percentage fee based on Oniva’s total overhead and corporate expenses. The agreement may be terminated with one-month notice by either party. Transactions and balances with Oniva are disclosed in Note 12 .

The Company and its subsidiaries have various operating lease agreements for their office premises, use of land, and equipment. Commitments in respect of these lease agreements are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017

Not later than one year	$3,092	$300	$1,540
Later than one year and not later than five years	74	251	557
Later than five years	10	15	20
	$3,176	$566	$2,117

Included in the above amount as at December 31, 2018, is the Company’s commitment to incur flow-through eligible expenditures of $2,930 (C$3,997) that must be incurred in Canada.

Office lease payments recognized as an expense during the year ended December 31, 2018, totalled $81 (2017 - $81, 2016 - $83).